Goodwill and Other Intangible Assets (Changes in Goodwill by Reportable Segment) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Goodwill [Line Items]
Acquired		¥ 150,974	¥ 9,081	¥ 4,241
Impairment		(53,016)	(6,695)	0
Other (net)	[1]	53,776	(12,298)	(154)
Goodwill, Gross		835,430	632,454	638,086	¥ 633,999
Accumulated impairment losses		(61,838)	(10,596)	(6,316)	(6,316)
Goodwill		¥ 773,592	¥ 621,858	¥ 631,770	627,683
Goodwill, Impairment Loss, Statement of Income or Comprehensive Income [Extensible Enumeration]		Other Operating Income (Expense), Net	Other Operating Income (Expense), Net	Other Operating Income (Expense), Net
Corporate Financial Services and Maintenance Leasing
Goodwill [Line Items]
Acquired		¥ 0	¥ 31	¥ 0
Impairment		0	0	0
Other (net)	[1]	(168)	(1,699)	(54)
Goodwill, Gross		13,502	13,682	15,900	15,954
Accumulated impairment losses		(287)	(299)	(849)	(849)
Goodwill		13,215	13,383	15,051	15,105
Real Estate Segment
Goodwill [Line Items]
Acquired		0	0	0
Impairment		0	0	0
Other (net)	[1]	0	0	0
Goodwill, Gross		16,359	16,359	16,359	16,359
Accumulated impairment losses		(191)	(191)	(191)	(191)
Goodwill		16,168	16,168	16,168	16,168
PE Investment and Concession
Goodwill [Line Items]
Acquired		15,487	7,849	4,241
Impairment		0	(5,520)	0
Other (net)	[1]	313	(10,623)	(35,556)
Goodwill, Gross		188,462	172,662	175,436	206,751
Accumulated impairment losses		(5,520)	(5,520)	0	0
Goodwill		182,942	167,142	175,436	206,751
Environment and Energy
Goodwill [Line Items]
Acquired		185	0	0
Impairment		0	0	0
Other (net)	[1]	8,014	3,220	6,840
Goodwill, Gross		76,466	68,267	65,047	58,207
Accumulated impairment losses		(39)	(39)	(39)	(39)
Goodwill		76,427	68,228	65,008	58,168
Insurance
Goodwill [Line Items]
Acquired		0	0	0
Impairment		0	0	0
Other (net)	[1]	0	0	(192)
Goodwill, Gross		4,452	4,452	4,823	5,015
Accumulated impairment losses		0	0	(371)	(371)
Goodwill		4,452	4,452	4,452	4,644
Banking and Credit
Goodwill [Line Items]
Acquired		0	0	0
Impairment		0	0	0
Other (net)	[1]	0	0	(10,971)
Goodwill, Gross		0	0	0	10,971
Accumulated impairment losses		0	0	0	0
Goodwill		0	0	0	10,971
Aircraft and Ships
Goodwill [Line Items]
Acquired		0	1,201	0
Impairment		0	0	0
Other (net)	[1]	326	0	0
Goodwill, Gross		1,527	1,788	587	587
Accumulated impairment losses		0	(587)	(587)	(587)
Goodwill		1,527	1,201	0	0
ORIX USA
Goodwill [Line Items]
Acquired		135,302	0	0
Impairment		(52,738)	(1,175)	0
Other (net)	[1]	22,517	(2,146)	20,298
Goodwill, Gross		326,378	169,734	173,374	153,076
Accumulated impairment losses		(52,738)	(1,175)	(1,494)	(1,494)
Goodwill		273,640	168,559	171,880	151,582
ORIX Europe
Goodwill [Line Items]
Acquired		0	0	0
Impairment		0	0	0
Other (net)	[1]	22,499	(907)	18,927
Goodwill, Gross		199,107	176,608	177,515	158,588
Accumulated impairment losses		0	0	0	0
Goodwill		199,107	176,608	177,515	158,588
Asia and Australia
Goodwill [Line Items]
Acquired		0	0	0
Impairment		0	0	0
Other (net)	[1]	275	(143)	554
Goodwill, Gross		8,899	8,624	8,767	8,213
Accumulated impairment losses		(2,785)	(2,785)	(2,785)	(2,785)
Goodwill		6,114	5,839	5,982	5,428
Corporate
Goodwill [Line Items]
Acquired		0	0	0
Impairment		(278)	0	0
Other (net)	[1]	0	0	0
Goodwill, Gross		278	278	278	278
Accumulated impairment losses		(278)	0	0	0
Goodwill		¥ 0	¥ 278	¥ 278	¥ 278

[1]	Other (net) includes foreign currency translation adjustments, decreases due to sale of ownership interest in subsidiaries and certain other reclassifications.